Fees and Expenses - NEOS Long/Short Equity Income ETF	Dec. 05, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you pay if you buy, sell, and hold shares of the Fund (“Shares”). Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are comprised of dividend, interest and brokerage expenses on short positions and are based on estimated amounts for the Fund’s current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	1.91%
Total Annual Fund Operating Expenses	2.89%

(1)	Other Expenses are comprised of dividend, interest and brokerage expenses on short positions and are based on estimated amounts for the Fund’s current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Year	Expenses
1	$292
3	$895

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.